SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA R. BEYEA

DIRECT LINE: 202.383.0472

E-mail: cynthia.beyea@sutherland.com

August 8, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	USCF ETF Trust File Nos. 333-196273; 811-22930

Dear Commissioners:

On behalf of USCF ETF Trust (the “Trust”), attached for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is a conformed electronic format copy of Post-Effective Amendment No. 9 to the Trust’s Form N-1A registration statement referenced above (the “Amendment”). The Amendment is being filed to add a new series to the Trust. The Amendment has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the Amendment.

If you have any questions or comments regarding the Amendment, please call the undersigned at the above number.

Regards,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

cc:	Carolyn Yu, Esq., USCF ETF Trust Daphne Frydman, Esq., USCF ETF Trust

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